INCOME TAX - Reconciliation of statutory tax rate and effective tax rate (Details)		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Reconciliation of the differences between actual income tax expense and the PRC statutory tax rate
PRC enterprise income tax rate	25.00%	25.00%	25.00%
Non-PRC resident enterprises not subject to income tax		(43.40%)	(16.80%)
Tax differential for entities in non-PRC jurisdiction		(2.50%)	(1.30%)
Preferential tax rate		(0.80%)	0.00%
Tax effect of current period permanent differences		3.30%	0.00%
Non-taxable income		9.10%	0.00%
Change in valuation allowance		(23.40%)	(17.00%)
Return to provision adjustment		4.80%	4.20%
Effective tax rate (as a percent)		(27.90%)	(5.90%)